Fixed assets - Information on telecommunication licenses - Additional information (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
LTE licences [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Number of megahertz	700	700